Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	BRENMILLER ENERGY LTD.
Trading Symbol	BNRG
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	15,223,983
Amendment Flag	false
Entity Central Index Key	0001901215
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41402
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	13 Amal St. 4th Floor
Entity Address, Address Line Two	Park Afek
Entity Address, City or Town	Rosh Haayin
Entity Address, Postal Zip Code	4809249
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, par value NIS 0.02 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1309
Auditor Name	Kesselman & Kesselman
Auditor Location	Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	13 Amal St. 4th Floor
Entity Address, Address Line Two	Park Afek
Entity Address, City or Town	Rosh Haayin
Entity Address, Postal Zip Code	4809249
Entity Address, Country	IL
Contact Personnel Name	Avraham Brenmiller
City Area Code	+972
Local Phone Number	77-693-5140